Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Derivative asset - current (Note 25)	₨ 914	$ 12.5	₨ 672
Interest receivable on term deposits	305	4.2	236
Prepaid debt financing costs	367	5.0
Balance with statutory authorities	396	5.4	504
Prepaid bank guarantee charges	68	0.9	88
Prepaid insurance and other expenses	82	1.1	61
Advance to suppliers	44	0.6	39
Other	14	0.2	19
Total	₨ 2,190	$ 29.9	₨ 1,619